Accounts payable (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Accounts Payable	Accounts payables consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Accounts payables	4,025	3,009
Accrued liabilities	9,031	8,615

Total	13,056	11,624